Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Portfolios
Entity Central Index Key	0001056707
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007611 [Member]
Shareholder Report [Line Items]
Fund Name	Midcap Stock Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$86	0.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 86	[1]
Expense Ratio, Percent	0.81%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 12.61%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 13.93% for the same period.
What affected the Fund’s performance?
  U.S. stocks rose as investors rewarded high-growth-oriented companies, including companies with exposure to artificial intelligence investment themes. Index performance was stronger in utilities and weaker in materials.
  Stock selection in the consumer staples, industrials and financials sectors contributed to the Fund’s performance relative to the Index.
  Stock selection in the information technology and real estate sectors detracted most from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	12.61%	9.27%	7.49%
S&P 1500® Index (broad-based index)*	23.95%	14.13%	12.79%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.
Updated Performance Information Location [Text Block]	For more current information visitwww.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1.
Net Assets	$ 158,000,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,063,842
Investment Company Portfolio Turnover	59.03%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$158	265	$1,063,842	59.03%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007612 [Member]
Shareholder Report [Line Items]
Fund Name	Midcap Stock Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$113	1.06%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 113	[2]
Expense Ratio, Percent	1.06%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 12.33%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 13.93% for the same period.
What affected the Fund’s performance?
  U.S. stocks rose as investors rewarded high-growth-oriented companies, including companies with exposure to artificial intelligence investment themes. Index performance was stronger in utilities and weaker in materials.
  Stock selection in the consumer staples, industrials and financials sectors contributed to the Fund’s performance relative to the Index.
  Stock selection in the information technology and real estate sectors detracted most from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	12.33%	9.00%	7.22%
S&P 1500® Index (broad-based index)*	23.95%	14.13%	12.79%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.
Updated Performance Information Location [Text Block]	For more current information visitwww.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1.
Net Assets	$ 158,000,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,063,842
Investment Company Portfolio Turnover	59.03%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$158	265	$1,063,842	59.03%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007613 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Index Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$63	0.61%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 63	[3]
Expense Ratio, Percent	0.61%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 7.96%.
  In comparison, the S&P SmallCap 600® Index (the “Index”) returned 8.70% for the same period.
What affected the Fund’s performance?
  Small-cap equities posted positive returns amid resilient economic growth, moderating inflation, and rising corporate profits, but trailed larger-cap markets.
  Growth-oriented stocks outperformed value-oriented shares due to the improving economic outlook, rising corporate profits, and the prospect of lower interest rates.
  The best-performing small-cap sector was financials, which stood to benefit from the reduction in regulatory oversight promised by the incoming presidential administration, followed by industrials and communication services.
  Only two sectors posted negative returns, with energy stocks hurt by volatile prices and information technology small caps lacking the resources to compete in the development of artificial intelligence.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P SmallCap 600® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Small Cap Stock Index Portfolio	7.96%	7.70%	8.33%
S&P 1500® Index (broad-based index)*	23.95%	14.13%	12.79%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
*
In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective December 31, 2024.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 582,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 1,994,261
Investment Company Portfolio Turnover	77.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$582	609	$1,994,261	77.24%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007614 [Member]
Shareholder Report [Line Items]
Fund Name	Technology Growth Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 25.74%.
  In comparison, the NYSE® Technology Index returned 23.84% for the same period.
What affected the Fund’s performance?
  Strong market returns in 2024 were driven by the AI theme, especially by key enablers like the Magnificent 7, which remain at the forefront of investing in the new technology.
  The Fund benefited from stock selection, especially in the semiconductor industry and the consumer discretionary sector. Overweights in communication services and industrials also contributed.
  Fund performance was hindered by two real estate-related positions, which were hurt by higher interest rates. Rates rose on the prospect that growth-oriented policies from President Trump could reignite inflation.
  Underweights in an EV company and an auto components firm also detracted, as did positions in IT services.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	25.74%	15.58%	15.08%
S&P 500® Index (broad-based index)*	25.02%	14.52%	13.10%
NYSE® Technology Index	23.84%	20.83%	19.15%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 1,234,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,650,478
Investment Company Portfolio Turnover	34.96%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,234	43	$8,650,478	34.96%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007615 [Member]
Shareholder Report [Line Items]
Fund Name	Technology Growth Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 25.39%.
  In comparison, the NYSE® Technology Index returned 23.84% for the same period.
What affected the Fund’s performance?
  Strong market returns in 2024 were driven by the AI theme, especially by key enablers like the Magnificent 7, which remain at the forefront of investing in the new technology.
  The Fund benefited from stock selection, especially in the semiconductor industry and the consumer discretionary sector. Overweights in communication services and industrials also contributed.
  Fund performance was hindered by two real estate-related positions, which were hurt by higher interest rates. Rates rose on the prospect that growth-oriented policies from President Trump could reignite inflation.
  Underweights in an EV company and an auto components firm also detracted, as did positions in IT services.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	25.39%	15.29%	14.79%
S&P 500® Index (broad-based index)*	25.02%	14.52%	13.10%
NYSE® Technology Index	23.84%	20.83%	19.15%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 1,234,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,650,478
Investment Company Portfolio Turnover	34.96%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,234	43	$8,650,478	34.96%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.